OXSQ

Oxford Square Capital Corp.
Investor Presentation
Quarter Ended March 31, 2020

Disclaimer

This presentation is neither an offer to sell, nor a solicitation of an offer to purchase, any securities of Oxford Square Capital Corp. ("OXSQ" or the "Company").

This presentation and the summaries contained herein, do not purport to be complete and no obligation to update or otherwise revise such information is being assumed. Nothing shall be relied upon as a promise or representation as to the future performance of the Company. Such information is qualified in its entirety by reference to the more detailed discussions contained elsewhere in the Company's public filings with the Securities and Exchange Commission.

There is no guarantee that any of the estimates, targets or projections illustrated in this presentation will be achieved. Any references herein to any of the Company's past or present investments or its past or present performance, have been provided for illustrative purposes only. It should not be assumed that these investments were or will be profitable or that any future investments by the Company will be profitable or will equal the performance of these investments.

The information contained herein has been derived from financial statements and other documents provided by the portfolio companies and/or the third party manager of such portfolio companies unless otherwise stated. Certain information discussed in this presentation (including information relating to portfolio companies) was derived from third party sources and has not been independently verified and accordingly, OXSQ makes no representation or warranty with respect to this information.

Past performance is not indicative of future results. In addition, there can be no assurance that unrealized gains/losses will be realized at the expected multiples shown as actual realized returns will depend on, among other factors, future operating results of each of the Company's current portfolio companies, the value of the assets and economic conditions at the time of disposition, any related transaction costs, and the timing and manner of sale, all of which may differ from the assumptions on which the Company's expected returns are based. In many instances, the Company will not determine the timing or manner of sale of the Company's portfolio companies.

Statements included herein may constitute "forward-looking statements," which relate to future events or our future performance or financial condition. These statements are not guarantees of future performance, condition or results and involve a number of risks and uncertainties. Actual results may differ materially from those in the forward-looking statements as a result of a number of factors, including those described from time to time in our filings with the Securities and Exchange Commission. OXSQ undertakes no duty to update any forward-looking statements made herein, except as may be required by law.

Financial Highlights

($ per share) [1]	Q1-20	Q4-19	Q3-19	Q2-19	Q1-19
GAAP net investment income	$ 0.13	$ 0.18	$ 0.19	$ 0.27	$ 0.18
Distributions declared and paid	$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.20
Net realized (losses) gains on investments	$ (0.01)	$ -	$ (0.01)	$ -	$ (0.03)
Net unrealized (losses) gains on investments	$ (1.74)	$ (0.28)	$ (0.87)	$ (0.43)	$ 0.12
Net (decrease) increase in net assets resulting from operations	$ (1.62)	$ (0.10)	$ (0.69)	$ (0.16)	$ 0.27
Net asset value	$ 3.32	$ 5.12	$ 5.42	$ 6.31	$ 6.67

($ in millions)	Q1-20	Q4-19	Q3-19	Q2-19	Q1-19
Total fair value of investments	$ 261.8	$ 364.8	$ 398.4	$ 447.8	$ 448.6
Number of portfolio investments	60	63	65	67	65
Net assets	$ 164.7	$ 248.0	$ 259.0	$ 300.8	$ 317.9
Debt outstanding at carrying value	$ 106.4	$ 134.4	$ 154.0	$ 158.8	$ 140.0
Debt to equity	0.65x	0.54x	0.59x	0.53x	0.44x

Note: Certain figures may not tie to financial statements due to rounding.

1. Per share amounts based on weighted average shares outstanding for the respective quarter presented.

Summary Portfolio Highlights

Portfolio Activity

($ in millions)	Q1-20	Q4-19	Q3-19	Q2-19	Q1-19
New investments	$ 7.4	$ 3.9	$ -	$ 46.4	$ 4.4
Exits	23.0	19.7	5.2	30.9	4.0
Net investment activity	**$ (15.7)**	**$ (15.8)**	**$ (5.2)**	**$ 15.5**	**$ 0.4**
Weighted average yield of debt investments at current cost[1]	8.8%	9.1%	9.7%	10.0%	9.8%
Weighted average effective yield of CLO equity investments at current cost	9.7%	11.0%	11.9%	13.1%	14.6%
Weighted average yield of total investments at current cost	**9.2%**	**10.0%**	**10.6%**	**11.3%**	**11.7%**
Weighted average cash distribution yield of debt investments at current cost[2]	7.8%	8.5%	9.4%	9.4%	9.7%
Weighted average cash distribution yield of cash income producing CLO equity investments at current cost[3]	14.4%	22.1%	19.9%	19.9%	18.4%
Weighted average cash yield of cash income producing securities at current cost	**10.6%**	**14.2%**	**13.5%**	**13.5%**	**13.0%**

Total Investments by Asset Type[4,5]

	Q1-20	Q4-19	Q3-19	Q2-19	Q1-19
First-lien secured debt	31%	29%	27%	25%	26%
Second-lien secured debt	41%	37%	39%	36%	36%
CLO equity	28%	33%	33%	36%	34%
CLO debt	<1%	<1%	<1%	<1%	<1%
Other[6]	<1%	<1%	2%	3%	4%

Note: Certain figures may not tie to financial statements due to rounding.
1. Represents accrued interest divided by amortized cost of interest earning debt investments held on 3/31/2020.
2. Represents the cash interest received and recognized as income on interest earning debt investments and investments on non-accrual status in the respective quarter annualized, divided by the average of the total cost basis at the beginning and end of such respective quarter of interest earning debt investments and investments on non-accrual status.
3. This calculation includes CLO investments which have experienced either partial or full diversion.
4. As a percentage of total portfolio fair value as of quarter end. Excludes cash and equivalents.
5. Due to rounding, totals may not add up to 100%.
6. "Other" includes common stock and preferred equity.

CLO Portfolio Summary

OXSQ CLO Portfolio Information

As of March 31, 2020

CLO Equity Positions	CLO Vintage Year[1]	Tranche Type	Non-Call Period End*	Reinvestment Period End*	AAA Spread (L+)*	Junior Tranche Overcollateralization Cushion*	Interest Diversion Overcollateralization Cushion*	Weighted Average Portfolio Spread*	Weighted Average Rating Factor*	Diversity Score*	Weighted Average Portfolio Life (Years)*
CLO Equity Position #1	2014	CLO Equity	Callable	July-18	0.92%	2.77%	1.77%	3.84%	4431	31	3.13
CLO Equity Position #2	2014	CLO Equity	Callable	October-18	1.22%	-2.07%	NR	3.35%	3399	46	3.04
CLO Equity Position #3	2012	CLO Equity	Callable	January-19	0.88%	-4.12%	NR	3.57%	3914	44	3.33
CLO Equity Position #4	2015	CLO Equity	Callable	April-19	0.82%	-1.07%	-2.07%	3.74%	3175	104	4.33
CLO Equity Position #5	2013	CLO Equity	Callable	July-19	1.30%	-4.55%	-5.05%	3.98%	3423	45	4.07
CLO Equity Position #6	2014	CLO Equity	Callable	April-20	0.88%	-1.34%	-2.27%	3.71%	3097	110	4.64
CLO Equity Position #7	2014	CLO Equity	Callable	April-20	0.99%	-2.72%	-3.95%	3.65%	NA	64	4.42
CLO Equity Position #8	2013	CLO Equity	Callable	January-21	0.89%	3.14%	2.64%	3.53%	2978	87	4.83
CLO Equity Position #9	2015	CLO Equity	December-20	January-21	0.92%	5.46%	4.40%	3.55%	2951	76	4.68
CLO Equity Position #10	2016	CLO Equity	Callable	February-21	1.09%	3.79%	2.79%	3.27%	2888	83	4.56
CLO Equity Position #11	2013	CLO Equity	Callable	June-21	1.23%	1.65%	0.65%	3.26%	NA	NA	4.54
CLO Equity Position #12	2017	CLO Equity	Callable	July-21	1.38%	-1.71%	-2.71%	4.08%	3457	92	4.79
CLO Equity Position #13	2016	CLO Equity	Callable	July-21	1.25%	2.03%	1.03%	3.67%	3121	69	4.74
CLO Equity Position #14	2013	CLO Equity	February-21	August-21	1.03%	1.35%	0.35%	3.76%	2743	105	4.66
CLO Equity Position #15	2013	CLO Equity	Callable	October-21	1.53%	3.23%	1.73%	4.68%	3882	58	4.06
CLO Equity Position #16	2013	CLO Equity	Callable	January-22	1.24%	-0.85%	-1.95%	3.60%	2980	61	4.62
CLO Equity Position #17	2017	CLO Equity	Callable	July-22	1.28%	1.91%	0.91%	3.62%	2673	83	4.97
CLO Equity Position #18	2013	CLO Equity	Callable	November-22	1.20%	1.45%	0.39%	3.32%	3214	91	4.44
CLO Equity Position #19	2015	CLO Equity	Callable	January-23	0.99%	2.01%	1.05%	3.40%	3266	84	4.78
CLO Equity Position #20	2019	CLO Equity	May-21	April-23	1.51%	3.94%	2.94%	4.11%	3430	87	4.92
CLO Equity Position #21	2012	CLO Equity	April-20	April-23	1.01%	3.18%	2.11%	3.28%	2746	94	4.35
CLO Equity Position #22	2018	CLO Equity	July-20	July-23	1.09%	3.37%	2.32%	3.25%	3204	79	4.82
CLO Equity Position #23	2018	CLO Equity	July-20	July-23	1.12%	1.99%	1.49%	3.57%	2716	83	5.19
CLO Equity Position #24	2018	CLO Equity	July-20	July-23	1.10%	4.03%	3.03%	3.57%	2790	80	5.09
CLO Equity Position #25	2014	CLO Equity	October-20	October-23	1.14%	2.39%	1.89%	3.48%	2806	83	4.89
CLO Equity Position #26	2014	CLO Equity	October-20	October-23	1.21%	5.12%	3.17%	3.47%	2912	90	4.64
Subtotal (Fair Value)	***$72,111,149[4]***			***March-22[2]***	***1.23%[2]***	***2.59%[2]***	***1.39%[2]***	***3.71%[2]***	***3096[2,3]***	***81[2]***	***4.70[2]***

CLO Debt Positions	CLO Vintage Year[1]	Tranche Type	Non-Call Period End*	Reinvestment Period End*	AAA Spread (L+)*	Junior Tranche Overcollateralization Cushion*	Reinvestment Overcollateralization Cushion*	Weighted Average Portfolio Spread*	Weighted Average Rating Factor*	Diversity Score*	Weighted Average Portfolio Life (Years)*
CLO Debt Position #1	2018	CLO Debt	July-20	July-23	1.09%	3.37%	2.32%	3.25%	2931[3]	79	4.82
Subtotal (Fair Value)	***$471,500***										
Total (Fair Value)	**$72,582,649[4]**			**March-22[2]**							

1. Year in which the deal was initially issued prior to any related refinancings and/or resets.
2. Shown on a weighted average basis (based on Fair Value).
3. Weighted Average Rating Factor of 3096 and 2931, for OXSQ's CLO equity and debt tranche positions, respectively, are equivalent to a Moody's corporate debt rating of between B2 and B3 (B2 = 2720, B3 = 3490).
4. Excludes called deals and CLO equity side letter related investments.

* Source: As reported by Intex.

Investment Portfolio

- $261.8 million portfolio composed of 60 portfolio investments[1]
- Average investment by fair value represents 1.7% of total portfolio
- Top 10 portfolio investments by fair value represent 47.65% of total portfolio[2]

Total Investments by Asset Type[1]



Other3
0.1%
Debt
0.2%
CLO
Equity
28.0%
First-Lien
31.0%
Second-
Lien
40.6%

Corporate Loan Portfolio by Industry[1,4]



26.1%
23.6%
16.5%
7.3%
6.6%
5.9%
5.4%
3.4%
2.7%
2.5%
Total Healthcare
Total Business Services
Total Software
Total Telecommunication Services
Total Financial Intermediaries
Total Logistics
Total Utilities
Total Diversified Insurance
Total Education
Total Aerospace and Defense

71.7% of OXSQ's investments are in senior secured debt[1]

1. At fair value as of 3/31/2020. Due to rounding, totals may not add up to 100%. Excludes cash and equivalents.
2. Does not combine different investments in the same company or CLO vehicle.
3. "Other" includes common stock and preferred equity.
4. Excludes CLO equity and CLO debt investments.

OXSQ

Quality Portfolio

OXSQ's debt portfolio has a weighted-average credit rating of 2.5 on a principal value basis


9.9%
16.4%
73.8%
Grade 2
Grade 3
Grade 5

OXSQ's debt portfolio has a weighted-average credit rating of 2.2 on a fair value basis


2.8%
16.3%
80.9%
Grade 2
Grade 3
Grade 5

Portfolio Grading	
Grade 1	Company is ahead of expectations and/or outperforming financial covenant requirements of the specific tranche and this trend is expected to continue.
Grade 2	Full repayment of the outstanding amount of OXSQ's cost basis and interest is expected for the specific tranche.
Grade 3	Closer monitoring is required. Full repayment of the outstanding amount of OXSQ's cost basis and interest is expected for the specific tranche.
Grade 4	A loss of interest income has occurred or is expected to occur and in most cases, the investment is placed on non-accrual status. Full repayment of the outstanding amount of OXSQ's cost basis is expected for the specific tranche.
Grade 5	Full repayment of the outstanding amount of OXSQ's cost basis is not expected for the specific tranche and the investment is placed on non-accrual status.

OXSQ

Investments on Non-Accrual Status

($ in millions)	Q1-20	Q4-19	Q3-19	Q2-19	Q1-19
Non-accrual debt investments at current cost	$ 24.3	$ 24.7	$ 9.8	$ 0.0	$ 0.0
Non-accrual preferred equity investments at current cost	$ 16.2	$ 0.0	$ 0.0	$ 0.0	$ 0.0
Total non-accrual investments at current cost	**$ 40.4**	**$ 24.7**	**$ 9.8**	**$ 0.0**	**$ 0.0**
Non-accrual debt investments at fair value	$ 5.2	$ 5.8	$ 2.4	$ 0.0	$ 0.0
Non-accrual preferred equity investments at fair value	$ 0.4	$ 0.0	$ 0.0	$ 0.0	$ 0.0
Total non-accrual investments at fair value	**$ 5.6**	**$ 5.8**	**$ 2.4**	**$ 0.0**	**$ 0.0**
Non-accrual debt investments at fair value / total investment portfolio at fair value	2.0%	1.6%	0.6%	0.0%	0.0%
Non-accrual preferred equity investments at fair value / total investment portfolio at fair value	0.2%	0.0%	0.0%	0.0%	0.0%
Total non-accrual investments at fair value / total investment portfolio at fair value	**2.1%**	**1.6%**	**0.6%**	**0.0%**	**0.0%**

Note: Certain numbers may not foot or tie to financial statements due to rounding.

Outstanding Debt Facilities

($ in thousands)	Principal Amount Outstanding[1]	Carrying Value[1]	Cost of Debt	Maturity
Unsecured Notes due 2024	$ 64,370	$ 63,071	6.50%	Mar-24
Unsecured Notes due 2026	$ 44,791	$ 43,372	6.25%	Apr-26
Master Repurchase Agreement[3]	$ -	$ -	L + 2.90%[2]	Oct-20
Total Debt	**$ 109,161**	**$ 106,443**		
Total Equity		**$ 164,738**		
Debt to Equity		**0.65x**		

Note: Certain figures may not tie to financial statements due to rounding.
1. As of 3/31/2020.
2. Pricing under the Facility is based on 3-month LIBOR.
3. No outstanding balance as of 3/31/2020. Total available amount under this facility is $10,000,000. Annual undrawn fee of 85 basis points.

Quarterly Balance Sheet

($ in millions, except per share)	As of 3/31/2020	12/31/2019	9/30/2019	6/30/2019	3/31/2019
Assets					
Total investments at fair value	$ 261.8	$ 364.8	$ 398.4	$ 447.8	$ 448.6
Cash and cash equivalents	7.8	14.4	8.9	10.3	10.1
Restricted cash	-	2.1	2.5	2.3	2.4
Securities sold not settled	1.7	-	-	-	-
Other assets	2.1	4.0	5.9	4.9	5.0
Total assets	$ 273.4	$ 385.3	$ 415.8	$ 465.3	$ 466.1
Liabilities and Net Assets					
Debt outstanding at carrying value	$ 106.4	$ 134.4	$ 154.0	$ 158.8	$ 140.0
Securities purchased not settled	-	-	-	-	4.4
Investment advisory and incentive fee payable	1.2	1.5	1.7	4.2	2.8
Interest payable	0.5	0.6	0.7	1.0	0.3
Other liabilities	0.5	0.8	0.4	0.4	0.6
Total liabilities	108.6	137.3	156.8	164.5	148.2
Total net assets	164.7	248.0	259.0	300.8	317.9
Total liabilities and net assets	$ 273.4	$ 385.3	$ 415.8	$ 465.3	$ 466.1
Net asset value per share	$ 3.32	$ 5.12	$ 5.42	$ 6.31	$ 6.67
Debt to equity	0.65x	0.54x	0.59x	0.53x	0.44x

Note: Certain numbers may not foot or tie to financial statements due to rounding.

Quarterly Income Statement

($ in millions, except per share)	For the three months ended 3/31/2020	12/31/2019	9/30/2019	6/30/2019	3/31/2019
Investment Income					
Interest income	$ 5.7	$ 6.3	$ 7.1	$ 7.4	$ 7.2
Dividend income - non cash	-	0.7	0.7	6.3	-
Income from securitization vehicles	4.8	5.6	6.1	6.6	6.8
Fee and other income	0.4	0.8	0.2	0.5	0.2
Total investment income	10.8	13.4	14.1	20.9	14.2
Expenses					
Interest and other debt financing expenses	2.2	2.4	2.5	2.8	2.1
Investment advisory fees	1.2	1.5	1.7	1.9	1.6
Net investment income incentive fees	-	-	-	2.4	1.2
Other operating expenses	1.0	1.1	0.9	1.1	0.9
Total expenses	4.5	5.0	5.1	8.1	5.9
Net investment income	6.4	8.4	8.9	12.8	8.4
Net Gain (Loss) on Investments					
Net change in unrealized (depreciation) appreciation on investments	(85.4)	(13.3)	(41.6)	(20.3)	5.7
Net realized (loss) gain on investments	(0.3)	-	(0.4)	-	(1.3)
Net (loss) gain on investments	(85.7)	(13.3)	(42.0)	(20.3)	4.4
Net (decrease) increase in net assets resulting from operations	$ (79.4)	$ (4.9)	$ (33.1)	$ (7.5)	$ 12.7
Per Share					
GAAP net investment income	$ 0.13	$ 0.18	$ 0.19	$ 0.27	$ 0.18
Distributions declared and paid	0.20	0.20	0.20	0.20	0.20
Weighted average common shares outstanding (in millions)	49.1	48.0	47.7	47.7	47.7
Common shares outstanding at end of period (in millions)	49.6	48.4	47.8	47.7	47.7

Note: Certain numbers may not foot or tie to financial statements due to rounding.

OXSQ

Corporate Information

Board of Directors

Independent
Steven P. Novak - Chairman
Richard W. Neu
George "Chip" Stelljes III
Non-Independent
Jonathan H. Cohen
Charles M. Royce

Corporate Offices

8 Sound Shore Drive
Suite 255
Greenwich, CT 06830

Corporate Website

www.oxfordsquarecapital.com

Investor Relations

Bruce L. Rubin
Oxford Square Capital Corp.
Tel: (203) 983-5280
ir.oxfordsquarecapital.com

Fiscal Year End

December 31

Independent Audit Firm

PricewaterhouseCoopers LLP

Corporate Counsel

Eversheds Sutherland (US) LLP

Transfer Agent

Computershare Trust Company, N.A
Tel: 1-877-498-8861 / www.computershare.com

Securities Listing

Common Stock:
"OXSQ" - NasdaqGS
Notes:
"OXSQL" - NasdaqGS
"OXSQZ" - NasdaqGS

Executive Corporate Officers

Jonathan H. Cohen	Board Member and Chief Executive Officer
Saul B. Rosenthal	President and Chief Operating Officer
Bruce L. Rubin	Chief Financial Officer
Jerry Cummins	Chief Compliance Officer

OXSQ